Income Tax, Analysis of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 510,743	$ 699,115
Deferred tax liabilities	647,334	807,748
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	172,268	152,290	$ 147,966
Deferred tax liabilities	308,859	260,923	$ 248,996
Net deferred tax liabilities	136,591	108,633
Net Operating Loss Carryforwards ("NOL's") [Member]
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	323,115	497,184
Deferred Tax Assets and Liabilities [Abstract]
Unrecognized net operating loss carryforwards	259,000	290,000
Temporary Tax Non-deductible Expenses [Member]
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	128,186	115,063
Temporary Tax Non-deductible Expenses [Member] | Solar Plants in Spain [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	97,000	110,000
Derivatives Financial Instruments [Member]
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	55,217	83,847
Derivatives Financial Instruments [Member] | Solar Plants in Spain [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	33,000	51,000
Derivatives Financial Instruments [Member] | ACT [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	14,000	22,000
Accelerated Tax Amortization [Member]
Net deferred tax assets and liabilities [abstract]
Deferred tax liabilities	465,219	652,600
Accelerated Tax Amortization [Member] | Solar Plants in Spain [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	186,000	202,000
Accelerated Tax Amortization [Member] | Solana and Mojave [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	184,000	361,000
Accelerated Tax Amortization [Member] | Kaxu [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	76,000	90,000
Other Difference Between Tax and Book Value of Assets [Member]
Net deferred tax assets and liabilities [abstract]
Deferred tax liabilities	180,218	154,969
Other Difference Between Tax and Book Value of Assets [Member] | U.S [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	28,000	2,000
Other Difference Between Tax and Book Value of Assets [Member] | ACT [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	72,000	75,000
Other Difference Between Tax and Book Value of Assets [Member] | Peruvian [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	34,000	32,000
Other Difference Between Tax and Book Value of Assets [Member] | Chilean [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	27,000	29,000
Other [Member]
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	4,225	3,021
Deferred tax liabilities	$ 1,897	$ 179